Trade Accounts Receivable, Net	12 Months Ended
Dec. 31, 2015
Trade Accounts Receivable, Net
Trade Accounts Receivable, Net

6.Trade Accounts Receivable, Net

Trade receivable consists of receivables resulting from sales of products during the normal course of business.  Trade accounts receivable at end of years presented consisted of the following:

	As of December 31,
	2014	2015	2015
	(RMB)	(RMB)	($)
Trade accounts receivable	531,480,981	515,520,269	79,388,978
Less: Allowance for doubtful accounts	—	—	—

Total trade accounts receivable, net	531,480,981	515,520,269	79,388,978

As of December 31, 2014 and 2015, no trade accounts receivables were pledged as collateral for borrowings from financial institutions.